Other Payables - Schedule of Other Payables (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Other Liabilities Current [Abstract]
Payroll	$ 3,699,169	$ 1,607,740
Professional service fee	1,564,070	714,764
Payables for purchase of property and equipment	1,708,663	413,657
Payables for purchase of intangible assets	225,158
Others	569,783	365,298
Other payables, total	$ 7,766,843	$ 3,101,459